Long-term debt	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
LONG-TERM DEBT
Senior unsecured notes - due July 15, 2027 (a)	396.0	394.9
Credit Facility (b)	—	—
Total long-term debt	396.0	394.9
(a) Senior Unsecured Notes - due July 15, 2027
As at December 31, 2023, the Company has $400.0 million of senior unsecured notes outstanding that mature and become due and payable on July 15, 2027 (the "2027 Unsecured Notes"). The 2027 Unsecured Notes are denominated in U.S. dollars and bear interest at the rate of 7.50% per annum. Interest is payable in arrears in equal semi-annual installments on January 15 and July 15 of each year.

The 2027 Unsecured Notes are subject to a minimum interest coverage incurrence covenant of earnings before interest, taxes, depreciation, amortization, impairment and other non-cash adjustments to interest of 2:1. The test is applied on a pro-forma basis prior to the Company incurring additional debt, entering into business combinations or acquiring significant assets, or certain other corporate actions. There are no maintenance covenants.
The 2027 Unsecured Notes are redeemable by the Company in whole or in part during the 12-month period beginning on July 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2027 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2023	103.75
2024	101.88
2025 and thereafter	100.00

(b) Credit Facility
In April 2023, the Company entered into a fourth amended and restated credit agreement in respect of its revolving credit facility (the "Credit Facility") with a syndicate of financial institutions which extended the maturity date from December 2025 to December 2026, maintaining the existing borrowing limit of $400.0 million. The interest margin on drawings under the fourth amended restated credit agreement are calculated using a term-adjusted secured overnight financing rate ("SOFR"), previously London inter-bank offered rate ("LIBOR"). The transition from a LIBOR benchmark to a SOFR benchmark had no material impact on the Facility’s funding terms.

The Credit Facility contains various covenants customary for a loan facility of this nature, including limits on indebtedness, asset sales, and liens. The Credit Facility contains three covenant tests all of which are measured on a rolling four-quarter basis at the end of every quarter:
•The minimum interest coverage ratio, being earnings before interest, taxes, depreciation, amortization, exploration, impairment, and other non-cash adjustments (“Adjusted EBITDA”) to interest;
•The maximum net debt to Adjusted EBITDA ratio (“Leverage Ratio”); and
•The maximum gross secured debt to Adjusted EBITDA (“Secured Leverage Ratio”).

Significant financial covenants are as follows:

		Twelve months ended December 31	Twelve months ended December 31
Financial Covenant		2023	2022
FINANCIAL COVENANTS
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0 :1	8.1 : 1	4.5 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.5:1	1.4 : 1	2.1: 1
Maximum secured leverage ratio (secured debt to Adjusted EBITDA)	<2.0:1	0.1 : 1	0.2 : 1
The interest margin on drawings under the Credit Facility ranges from 1.25% to 3.75% over term-adjusted SOFR, the Prime Rate or the Base Rate based on the Company’s Leverage Ratio, and the currency and type of credit selected by the Company. Based on the Company’s Leverage Ratio, the rate is 2.75% over term-adjusted SOFR as at December 31, 2023 (December 31, 2022 – 2.75% over LIBOR). The standby fees on undrawn amounts under the Credit Facility range from 0.51% to 0.84%, depending on the Company’s Leverage Ratio. Based on the Company’s Leverage Ratio, the rate is 0.56% as at December 31, 2023 (December 31, 2022 – 0.62% over LIBOR).
For the year ended December 31, 2023, $nil has been drawn under the Credit Facility. The Credit Facility has been used to issue letters of credit amounting to $26.7 million (December 31, 2022 - $27.5 million).
Letters of credit relate to reclamation bonds, and other financial assurances required with various government agencies.
The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2023:

	As at December 31, 2022	Borrowings	Repayments	Fair Value changes	Interest & Accretion	As at December 31, 2023
Liabilities arising from financing activities
Long-term debt	394.9	—	—	—	1.1	396.0
Interest payable	14.1	—	(30.0)	—	30.0	14.1
Rainy River gold stream obligation	174.7	—	(29.8)	55.0	—	199.9
New Afton free cash flow interest obligation	378.9	—	—	164.5	—	543.4
Total	962.6	—	(59.8)	219.5	31.1	1,153.3